Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jan. 08, 2016
Document Effective Date	Jan. 11, 2016
Prospectus Date	Jan. 11, 2016
Short Duration Income Portfolio | Class IS
Prospectus:
Trading Symbol	MSDSX